Vanguard® Consumer Staples Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Beverages (24.4%)
	PepsiCo Inc.	3,814,271	695,532
	Coca-Cola Co.	11,360,454	677,765
*	Monster Beverage Corp.	2,451,937	143,733
	Constellation Brands Inc. Class A	522,896	127,048
	Keurig Dr Pepper Inc.	2,629,960	81,844
	Brown-Forman Corp. Class B	1,023,106	63,197
	Molson Coors Beverage Co. Class B	664,859	41,122
*	Celsius Holdings Inc.	171,939	21,584
*	Boston Beer Co. Inc. Class A	47,512	16,035
	Coca-Cola Consolidated Inc.	24,082	15,936
	MGP Ingredients Inc.	101,066	9,607
*	National Beverage Corp.	185,298	9,157
*	Duckhorn Portfolio Inc.	476,658	6,211
*,1	Vita Coco Co. Inc.	176,296	4,704
*,1	Vintage Wine Estates Inc.	397,454	449
			1,913,924
Consumer Staples Distribution & Retail (25.7%)
	Costco Wholesale Corp.	1,208,225	618,080
	Walmart Inc.	4,042,856	593,774
	Target Corp.	1,060,677	138,874
	Sysco Corp.	1,602,477	112,093
	Kroger Co.	2,162,408	98,022
	Dollar General Corp.	431,072	86,684
	Walgreens Boots Alliance Inc.	2,388,865	72,550
*	Dollar Tree Inc.	360,064	48,565
*	Performance Food Group Co.	573,204	31,693
	Casey's General Stores Inc.	137,954	31,129
*	US Foods Holding Corp.	771,471	30,689
*	BJ's Wholesale Club Holdings Inc.	487,212	30,524
	Albertsons Cos. Inc. Class A	1,156,086	23,538
*	Sprouts Farmers Market Inc.	473,968	16,380
*	Grocery Outlet Holding Corp.	474,735	13,634
	PriceSmart Inc.	161,590	11,712
*	United Natural Foods Inc.	365,018	9,750
	Andersons Inc.	246,168	9,603
	Ingles Markets Inc. Class A	115,936	9,306
*	Chefs' Warehouse Inc.	286,096	8,901
	Weis Markets Inc.	140,754	8,381
	SpartanNash Co.	334,350	7,657
			2,011,539
Food Products (19.7%)
	Mondelez International Inc. Class A	4,160,227	305,402

		Shares	Market Value ($000)
	General Mills Inc.	1,827,577	153,809
	Archer-Daniels-Midland Co.	1,718,632	121,421
	Hershey Co.	463,433	120,354
	Kraft Heinz Co.	2,120,614	81,050
	McCormick & Co. Inc.	818,955	70,209
	Kellogg Co.	901,110	60,167
	Conagra Brands Inc.	1,596,361	55,665
	Lamb Weston Holdings Inc.	489,044	54,382
	J M Smucker Co.	359,049	52,633
	Tyson Foods Inc. Class A	975,946	49,422
	Bunge Ltd.	515,669	47,772
	Hormel Foods Corp.	1,053,588	40,300
*	Darling Ingredients Inc.	571,981	36,252
	Campbell Soup Co.	697,591	35,263
	Ingredion Inc.	251,302	26,286
	Flowers Foods Inc.	833,838	20,829
*	Post Holdings Inc.	228,521	19,415
	Lancaster Colony Corp.	86,753	17,054
*	Simply Good Foods Co.	442,406	16,011
*	Hostess Brands Inc. Class A	631,911	15,722
*	Freshpet Inc.	236,582	14,138
	J & J Snack Foods Corp.	84,244	12,969
*	TreeHouse Foods Inc.	269,627	12,767
	Cal-Maine Foods Inc.	247,825	11,784
	John B Sanfilippo & Son Inc.	80,459	9,352
	Utz Brands Inc.	566,323	9,316
	Fresh Del Monte Produce Inc.	340,620	8,979
[1]	B&G Foods Inc.	638,115	8,174
*	Pilgrim's Pride Corp.	363,624	8,072
[1]	Tootsie Roll Industries Inc.	195,687	7,645
*	Sovos Brands Inc.	383,520	7,283
*	Hain Celestial Group Inc.	544,942	6,654
	Calavo Growers Inc.	200,028	6,467
*	Mission Produce Inc.	507,845	6,196
*,1	Beyond Meat Inc.	578,099	5,868
*	Vital Farms Inc.	257,448	3,730
*,1	Benson Hill Inc.	1,450,635	1,726
*,1	Tattooed Chef Inc.	631,705	345
			1,540,883
Household Products (18.7%)
	Procter & Gamble Co.	6,676,094	951,343
	Colgate-Palmolive Co.	2,442,610	181,681
	Kimberly-Clark Corp.	1,052,131	141,280
	Church & Dwight Co. Inc.	794,413	73,444
	Clorox Co.	346,200	54,762
	Spectrum Brands Holdings Inc.	205,585	14,845
	WD-40 Co.	71,883	13,633
	Energizer Holdings Inc.	375,902	12,254
	Reynolds Consumer Products Inc.	401,925	11,029
*	Central Garden & Pet Co. Class A	301,127	10,344
*	Central Garden & Pet Co.	106,741	3,875
			1,468,490
Personal Care Products (3.3%)
	Estee Lauder Cos. Inc. Class A	724,065	133,250
*	elf Beauty Inc.	218,522	22,731
*	BellRing Brands Inc.	569,512	20,855
*	Coty Inc. Class A	1,683,687	18,251

		Shares	Market Value ($000)
	Inter Parfums Inc.	102,493	12,873
	Edgewell Personal Care Co.	283,722	11,051
	Nu Skin Enterprises Inc. Class A	299,687	9,989
*	USANA Health Sciences Inc.	128,292	7,783
*	Herbalife Ltd.	636,398	7,535
*,1	Beauty Health Co.	823,973	6,625
	Medifast Inc.	83,989	6,610
*,1	Veru Inc.	741,404	734
*	Olaplex Holdings Inc.	28,611	90
			258,377
Tobacco (7.9%)
	Philip Morris International Inc.	3,942,757	354,888
	Altria Group Inc.	5,482,006	243,511
	Vector Group Ltd.	939,234	10,998
	Universal Corp.	187,038	9,642
	Turning Point Brands Inc.	190,081	3,980
			623,019
Total Common Stocks (Cost $7,221,077)			7,816,232
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 5.125% (Cost $32,575)	325,838	32,577
Total Investments (100.1%) (Cost $7,253,652)			7,848,809
Other Assets and Liabilities—Net (-0.1%)			(6,938)
Net Assets (100.0%)			7,841,871
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,366,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $18,049,000 was received for securities on loan, of which $18,046,000 is held in Vanguard Market Liquidity Fund and $3,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	8/31/23	BANA	9,491	(5.054)	27	—
Kraft Heinz Co.	8/31/23	BANA	14,141	(5.054)	—	(63)
					27	(63)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,816,232	—	—	7,816,232
Temporary Cash Investments	32,577	—	—	32,577
Total	7,848,809	—	—	7,848,809
Derivative Financial Instruments
Assets
Swap Contracts	—	27	—	27
Liabilities
Swap Contracts	—	63	—	63